Intangible Assets - Schedule of Intangible Assets (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other Intangible Assets:
Gross balance	$ 452,535	$ 395,137
Accumulated amortization	(260,569)	(224,523)
Net balance	$ 191,966	$ 170,614
Goodwill [Member]
Other Intangible Assets:
Useful life
Average remaining amortization period
Gross balance	$ 16,714	$ 16,714
Accumulated amortization
Net balance	$ 16,714	$ 16,714
Intangible assets arising from business combinations [Member]
Other Intangible Assets:
Useful life
Average remaining amortization period
Gross balance	$ 56,249	$ 56,249
Accumulated amortization	(39,553)	(39,553)
Net balance	$ 16,696	$ 16,696
Software or computer programs [Member]
Other Intangible Assets:
Useful life	6 years	6 years
Average remaining amortization period	4 years	5 years
Gross balance	$ 379,572	$ 322,174
Accumulated amortization	(221,016)	(184,970)
Net balance	$ 158,556	$ 137,204